Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
							Value of Initial Fixed $100 Investment Based On:			Company Selected Measure
Year (1)	Summary Compensation Total for PEO S. Sharma	Compensation Actually Paid to PEO S. Sharma (2)	Summary Compensation Total for PEO P. Mulligan	Compensation Actually Paid to PEO P. Mulligan	Average Summary Compensation Table Total for Non-PEOs	Average Compensation Actually Paid to Non-PEOs (2)	MVIS Total Stockholder Return (3)	Peer Group Total Stockholder Return (3)	Net Loss (in thousands) (4)	Stock Price (5)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,726,729	$796,329	$—	$—	$390,950	$168,392	$369.44	$146.11	$(82,842)	$2.66
2022	$8,880,000	$3,202,400	$—	$—	$3,016,975	$1,326,728	$326.39	$124.04	$(53,091)	$2.35
2021	$4,548,622	$6,102,497	$—	$—	$1,339,349	$1,474,410	$695.83	$154.19	$(43,200)	$5.21
2020	$241,565	$1,414,065	$69,679	$69,679	$342,741	$1,353,899	$747.22	$122.56	$(13,634)	$5.38

Company Selected Measure Name		Stock price
Named Executive Officers, Footnote [Text Block]		The PEO and Non-PEOs for the applicable years were as follows: in 2023 and 2022, Mr. Sharma served as PEO and Mr. Verma and Ms. Markham each served as a Non-PEO for the entire year; in 2021, Mr. Sharma served as PEO for the entire year and Mr. Verma, Ms. Markham, Mr. Stephen Holt and Mr. David Westgor each served as a Non-PEO for a portion of the year; for 2020, Mr. Sharma and Mr. Mulligan each served as PEO for a portion of the year, and Mr. Holt and Mr. Westgor each served as a Non-PEO for the entire year
Peer Group Issuers, Footnote [Text Block]

(3)	An investment of $100 is assumed to have been made in our common stock as of December 31, 2019. We have selected the Dow Jones U.S. Electronic & Electrical Equipment Index (DJUSEE) as our peer group. An investment of $100 is assumed to have been made in the DJUSEE as of December 31, 2019.

Summary Compensation Table Total Compensation for PEO S. Sharma		$ 4,726,729	$ 8,880,000	$ 4,548,622	$ 241,565
Compensation Actually Paid to PEO S. Sharma		$ 796,329	3,202,400	6,102,497	1,414,065
Disclosure - Pay vs Performance Disclosure
Description of Adjustment	2023	2022	2021	2020
Summary Compensation Table Total Compensation for PEO S. Sharma	$4,726,729	$8,880,000	$4,548,622	$241,565
Subtract grant date fair value of option awards and stock awards granted in the applicable fiscal year	$(4,245,000)	$(8,571,000)	$(4,245,000)	$-
Adjust for year-end fair value of equity awards granted in the applicable fiscal year that are outstanding and unvested as of the applicable fiscal year end	$-	1,786,400	-	-
Adjust for change in fair value at year-end of equity awards granted in prior years that are outstanding and unvested as of the applicable fiscal year	$(414,400)	$-	$(9,250)	$1,165,000
Adjust for vesting date fair value of equity awards granted and vested in applicable fiscal year	$729,000	1,149,000	4,200,000	$-
Adjust for change in fair value of equity awards granted in prior years that vested in the applicable fiscal year	$-	$(42,000)	$1,608,125	$7,500
Compensation Actually Paid to PEO S. Sharma	$796,329	$3,202,400	$6,102,497	$1,414,065

Summary Compensation Table Total Compensation for Non-PEOs	$390,950	$3,016,975	$1,339,349	$342,741
Subtract grant date fair value of option awards and stock awards granted in the applicable fiscal year	-	$(2,472,000)	$(1,097,114)	$-
Add year-end fair value of equity awards granted in the applicable fiscal year that are outstanding and unvested as of the applicable fiscal year-end	$-	$1,020,800	$285,137	$-
Adjust for year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the applicable fiscal year	$(225,904)	$(186,987)	$(1,850)	$1,004,491
Adjust for change in fair value of equity awards granted in prior years that vested in the applicable fiscal year	$3,346	$(52,060)	$975,788	$6,667
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year	$-	$-	$(26,900)	$-
Compensation Actually Paid to Non-PEOs	$168,392	$1,326,728	$1,474,410	$1,353,899

Summary Compensation Table Total Compensation for Non-PEOs		$ 390,950	3,016,975	1,339,349	342,741
Compensation Actually Paid to Non-PEOs	[1]	$ 168,392	1,326,728	1,474,410	1,353,899
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

Compensation Actually Paid and Performance Measures. The following graphical comparisons reflect the relationship between our PEO and average non-PEO compensation “actually paid” versus the performance measures in the pay versus performance table from 2020 to 2023:

Tabular List [Table Text Block]

Performance Metrics

Stock Price Targets	Serve as performance objectives in our performance-equity-based
PRSU program for executives
Revenue	A factor in assessing market progress and critical to the company’s long-term sustainability
Adjusted EBITDA	A key non-GAAP measure used by our Board and management to evaluate company performance

Total Shareholder Return Amount	[2]	$ 369.44	326.39	695.83	747.22
Peer Group Total Shareholder Return Amount		146.11	124.04	154.19	122.56
Net Income (Loss) Attributable to Parent	[3]	$ (82,842,000)	$ (53,091,000)	$ (43,200,000)	$ (13,634,000)
Company Selected Measure Amount | $ / shares	[4]	2.66	2.35	5.21	5.38
PEO Name		Mr. Sharma	Mr. Sharma	Mr. Sharma
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price Targets
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		PRSU program for executives
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
PEO [Member] | Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year		$ (4,245,000)	$ (8,571,000)	$ (4,245,000)
PEO [Member] | Adjust For Year-end Fair Value of Equity Awards Granted in Applicable Fiscal Year That are Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year			1,786,400
PEO [Member] | Adjust for Change in Fair Value at Year-end of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year		(414,400)		(9,250)	1,165,000
PEO [Member] | Adjust for Vesting Date Fair Value of Equity Awards Granted and Vested in Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year		729,000	1,149,000	4,200,000
PEO [Member] | Adjust for Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year			(42,000)	1,608,125	7,500
Non-PEO NEO [Member] | Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year			(2,472,000)	(1,097,114)
Non-PEO NEO [Member] | Adjust for Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year		3,346	(52,060)	975,788	6,667
Non-PEO NEO [Member] | Add Year-end Fair Value of Equity Awards Granted in Applicable Fiscal Year That are Outstanding and Unvested as of Applicable Fiscal Year-end [Member]
Pay vs Performance Disclosure [Table]
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year			1,020,800	285,137
Non-PEO NEO [Member] | Adjust for Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year		(225,904)	(186,987)	(1,850)	1,004,491
Non-PEO NEO [Member] | Subtract Prior Year-end Fair Value of Equity Award Granted in Prior Years that Failed to Vest in Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Subtract prior year-end fair value of equity award granted in prior years that failed to vest in the applicable fiscal year				(26,900)
Peo 1 [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total Compensation for PEO S. Sharma		4,726,729	8,880,000	4,548,622	241,565
Compensation Actually Paid to PEO S. Sharma	[1]	796,329	3,202,400	6,102,497	$ 1,414,065
PEO Name					Mr. Sharma
Peo 2 [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total Compensation for PEO S. Sharma					$ 69,679
Compensation Actually Paid to PEO S. Sharma					$ 69,679
PEO Name					Mr. Mulligan

[1]	The Summary Compensation Table totals reported for the PEO and the average of the Non-PEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”: the summary compensation table totals were decreased for amounts reported under the “Option Awards” and “Stock Awards” columns and increased/decreased for the inclusion of Rule 402(v) equity values, which reflect the aggregate of the following components, as applicable (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
[2]	An investment of $100 is assumed to have been made in our common stock as of December 31, 2019. We have selected the Dow Jones U.S. Electronic & Electrical Equipment Index (DJUSEE) as our peer group. An investment of $100 is assumed to have been made in the DJUSEE as of December 31, 2019.
[3]	The dollar amounts reported represent the amount of the net loss reflected in our audited financial statements of the applicable fiscal year.
[4]	The stock prices reported here are the closing prices on the last trading day of the relevant fiscal year. Stock price was chosen from the following three most important financial performance measures used to link compensation actually paid to our PEO and other NEOs in 2023 to company performance: